Document And Entity Information	Oct. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	BYRNA TECHNOLOGIES INC.
Document, Type	8-K
Document, Period End Date	Oct. 08, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40385
Entity, Tax Identification Number	71-1050654
Entity, Address, Address Line One	100 Burtt Road, Suite 115
Entity, Address, City or Town	Andover
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	868-5011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BYRN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001354866